Investment Risks	Jul. 08, 2026
Corgi SK hynix 2x Daily ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk. The Fund will only obtain exposure to SK hynix Inc. through instruments that reference sponsored depositary receipts, including American Depositary Shares (“ADSs”) and the American Depositary Receipts evidencing them, representing the common stock of SK hynix Inc. Depositary receipts are subject to many of the risks of the underlying common stock, plus additional risks.